Loan From Paycheck Protection Program (PPP)	6 Months Ended
Jun. 30, 2020
Loan From Paycheck Protection Program
Loan From Paycheck Protection Program (PPP)

NOTE 16. LOAN FROM PAYCHECK PROTECTION PROGRAM (PPP):

On May 11, 2020, we received proceeds from a loan in the amount of $1,719,600 (the “PPP Loan”) from Sterling National Bank, as lender, pursuant to the Small Business Association Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan, which was in the form of a promissory note issued by the Company, matures on May 6, 2022 and bears interest at a rate of 1.00% per annum, payable monthly commencing on November 6, 2020. The note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Funds from the PPP Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before July 12, 2020. The Company intends to use the entire PPP Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.